Recent accounting pronouncements (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Lease liability	$ 22
Right of use asset	$ 20
ASU 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Lease liability		$ 25
Right of use asset		$ 23